Lease liabilities - Schedule of Lease liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-current
Lease liabilities	$ 731,304	$ 683,572
Current
Lease liabilities	$ 514,018	$ 415,466